Schedule of Investments
November 30, 2020 (unaudited)
Archer Multi Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 89.07%

Air Transportation, Scheduled - 0.66%
SkyWest, Inc. (2)	400	17,172

Beverages - 1.18%
Coca-Cola Co.	600	30,960

Chemicals & Allied Products - 1.30%
Balchem Corp. (2)	329	34,114

Construction Special Trade Contractors - 3.00%
TopBuild Corp. (2)	450	78,403

Cutlery, Handtools & General Hardware - 1.45%
Simpson Manufacturing Co., Inc.	413	37,955

Electric & Other Services Combined - 0.14%
Avista Corp.	100	3,752

Electric Services - 1.05%
OGE Energy Corp.	848	27,467

Electromedical & Electrotherapeutic Apparatus - 0.97%
Conmed Corp.	250	25,472

Electronic Components & Accessories - 0.88%
Universal Display Corp.	100	22,904

Electronic Computers - 3.88%
Apple, Inc.	456	54,287
Omnicell, Inc. (2)	450	47,182

		101,469

Fabricated Rubber Products, Nec - 1.33%
Carlisle Cos., Inc.	50	7,241
West Pharmaceutical Services, Inc.	100	27,516

		34,757

Fats & Oils - 1.72%
Darling Ingredients, Inc. (2)	933	45,045

Fire, Marine & Casualty Insurance - 1.26%
Alleghany Corp. (2)	20	11,504
Berkshire Hathaway, Inc. Class B (2)	94	21,518

		33,022

Footwear (No Rubber) - 0.48%
Steven Madden, Ltd. (2)	400	12,588

Gas & Other Services Combined - 0.81%
UGI Corp.	600	21,288

Guided Missiles & Space Vehicles & Parts - 1.05%
Aerojet Rocketdyne Holdings, Inc. (2)	731	27,361

Hospital & Medical Service Plans - 0.90%
United Health Group, Inc.	70	23,544

In Vitro & In Vivo Diagnostic Substances - 2.13%
Neogen Corp. (2)	750	55,665

Industrial Instruments For Measurement, Display & Control - 1.69%
Cognex Corp.	589	44,257

Instruments For Measuring & Testing of Electricity & Electrical Signals - 2.66%
Teradyne, Inc.	631	69,625

Insurance Agents Brokers & Services - 1.45%
Brown & Brown, Inc.	845	38,050

Life insurance - 1.54%
Reinsurance Group of America, Inc.	350	40,348

Measuring & Controlling Devices, Nec - 2.23%
Trimble, Inc. (2)	973	58,254

National Commercial Banks - 4.10%
Bank of America Corp.	1,338	37,678
Community Bank Systems, Inc.	618	38,471
JP Morgan Chase & Co.	238	28,055
Wells Fargo & Co.	116	3,173

		107,377

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.93%
RPM International, Inc.	575	50,606

Petroleum Refining - 1.46%
Chevron Corp.	100	8,718
Exxon Mobil Corp.	774	29,513

		38,231

Pharmaceutical Preparations - 2.92%
Johnson & Johnson	250	36,170
Merck & Co., Inc.	250	20,097
Pfizer, Inc.	500	19,155
Viatris, Inc. (2)	62	1,044

		76,466

Real Estate Agents & Managers (For Others) - 0.13%
Jones Lang LaSalle, Inc. (2)	25	3,307

Retail-Auto Dealers & Gasoline Stations - 2.48%
Lithia Motors, Inc.	224	64,803

Retail-Catalog & Mail-Order Houses - 2.42%
Amazon.com, Inc. (2)	20	63,361

Retail-Furniture Stores - 0.87%
RH-Restoration Hardware (2)	50	22,658

Retail-Lumber & Other Building Materials Dealers - 2.12%
Home Depot, Inc.	200	55,482

Search, Detection, Navigation, Guidance, Aeronautical Systems & Instruments - 1.44%
Teledyne Technologies, Inc. (2)	100	37,794

Semiconductors & Related Devices - 2.86%
Intel Corp.	700	33,845
Viavi Solutions, Inc. (2)	3,033	41,082

		74,927

Services-Business Services - 6.17%
Fair Isaac, Inc. (2)	129	60,989
MasterCard, Inc. Class A	162	54,515
Visa, Inc. Class A	177	37,232
Wex, Inc. (2)	50	8,662

		161,398

Services-computer Programming, Data Processing, Etc. - 7.66%
Alphabet, Inc. Class A (2)	25	43,860
Alphabet, Inc. Class C (2)	35	61,626
Facebook, Inc. Class A (2)	162	44,869
Factset Research Systems, Inc.	150	50,064

		200,419

Services-Educational Services - 0.36%
Strategic Education, Inc.	100	9,389

Services-Home Health Care Services - 0.75%
LHC Group, Inc. (2)	100	19,632

Services-Management Consulting Services - 2.16%
Exponent, Inc.	680	56,447

Services-Miscellaneous Amusement & Recreation - 1.30%
Walt Disney Co. (2)	230	34,042

Services-Personal Services - 0.42%
UniFirst Corp.	60	11,093

Services-Prepackaged Software - 3.19%
Microsoft Corp.	210	44,955
Tyler Technologies, Inc. (2)	90	38,484

		83,439

Services-Testing Laboratories - 1.09%
NeoGenomics, Inc. (2)	600	28,548

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.41%
Procter & Gamble Co.	266	36,939

Special Industry Machinery (No Metalworking Machinery) - 0.42%
John Bean Technologies Corp.	100	11,056

Special Industry Machinery - 3.03%
Brooks Automation, Inc.	1,087	79,340

State Commercial Banks - 0.31%
Glacier Bancorp, Inc.	200	8,154

Telephone Communications (No Radio Telephone) - 1.19%
AT&T, Inc.	450	12,938
Verizon Communications, Inc.	300	18,123

		31,061

Water Supply - 2.92%
American States Water Co.	600	44,292
Essential Utilities, Inc.	709	32,104

		76,396

Wholesale-Groceries & Related Products - 0.20%
Domino's Pizza, Inc.	13	5,103

Total Common Stock	(Cost $ 1,996,503)	2,330,940

Real Estate Investment Trust - 4.58%

Camden Property Trust	415	41,014
Medical Properties Trust, Inc.	1,600	31,040
National Retail Properties, Inc.	100	3,770
Omega Healthcare Investors, Inc.	107	6,938
Prologis, Inc.	372	37,219

Total Real Estate Investment Trusts	(Cost $ 122,115)	119,981

Money Market Registered Investment Companies - 6.31%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 0.01% (3)	165,147	165,147

Total Money Market Registered Investment Companies	(Cost $ 165,147)	165,147

Total Investments - 99.97%	(Cost $ 2,283,765)	2,616,068

Other Assets less Liabilities (0.03%)		824

Total Net Assets - 100.00%		2,616,892

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$2,616,068	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,616,068	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2020.